LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2016
LONG-TERM DEBT
Schedule of long-term borrowings, including current portion
	As of December 31,
	2015	2016
Long-term bank borrowing guaranteed by a guarantee agent	32,000,000	-
Long-term borrowings collateralized by vehicles	530,173,126	292,605,866
Long-term bank borrowings collateralized by receivables	304,421,239	189,427,307
Entrusted long-term borrowing from a related party	300,000,000	100,000,000
2018 Senior Notes	1,255,989,958	1,356,213,357
Syndicated loan	-	1,010,689,797
Long-term bank borrowings	-	125,000,000
Subtotal	2,422,584,323	3,073,936,327
Less: Current portion of long-term debt	(453,131,683)	(306,113,338)
Total long-term debt	1,969,452,640	2,767,822,989

Schedule of future principle maturities of long-term debt
Years Ended December 31,	Amount (RMB)
2017	306,113,338
2018	2,293,893,014
2019	534,976,821
Total	3,134,983,173